Holding Company Only Financial Statements (Condensed Unconsolidated Statements of Cash Flow) (Details) - USD ($) $ in Millions	3 Months Ended										9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net income (loss)	$ 57	$ 47	$ 11	$ (28)	$ 26	$ (78)	$ 162	$ 14	$ 67	$ 23	$ 143	$ 125	$ 158	$ (69)	$ 267
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in other assets											(104)	155	211	(33)	125
Change in other liabilities											24	10	(10)	12	(306)
Net cash used in operating activities											(10,128)	(7,067)	(9,547)	(8,145)	(1,562)
Investing Activities
Net cash provided by investing activities											9,749	4,613	5,885	7,509	5,534
Net increase (decrease) in cash and cash equivalents											(34)	59	72	(145)	(672)
Beginning cash and cash equivalents						281				953	208	136	136	281	953
Ending cash and cash equivalents	$ 174	$ 195	136				281				174	195	208	136	281
Parent Company
Operating Activities
Net income (loss)													158	(69)	267
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in (income) loss of subsidiaries													(172)	63	(247)
Stock-based compensation													3	3	3
Change in other assets													(6)	(3)	(36)
Provision for deferred tax benefit													1	0	0
Change in other liabilities													9	4	7
Net cash used in operating activities													(7)	(2)	(6)
Investing Activities
Net change in investment in subsidiaries													(2)	(2)	0
Net cash provided by investing activities													(2)	(2)	0
Net increase (decrease) in cash and cash equivalents													(9)	(4)	(6)
Beginning cash and cash equivalents						$ 50				$ 56	$ 37	$ 46	46	50	56
Ending cash and cash equivalents			$ 46				$ 50						$ 37	$ 46	$ 50